Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity
Stockholders' Equity (Deficit)

Note 8: Stockholders’ Equity

Common Stock

As of March 31, 2026, the Company had 300,000,000 shares of common stock authorized with a par value of $0.0001.

The September 5, 2025 Private Placement

Concurrently with the consummation of the Merger, the Company also issued and sold 10,000,000 shares of its common stock in the Private Placement to certain accredited and institutional investors at a purchase price of $3.00 per share (the “September 2025 Private Placement”). The Company incurred offering costs of $2,909,740 in connection with the September 2025 Private Placement, which were recorded as a reduction of the gross proceeds and recognized as a reduction to additional paid-in capital within stockholders’ equity.

The February 5, 2026 Private Placement

On February 5, 2026, the Company issued and sold 5,333,333 shares of common stock at a purchase price of $15.00 per share, to certain accredited and institutional investors pursuant to the subscription agreements for an aggregate purchase price of $80.0 million (the “February 2026 Private Placement”). The Company incurred offering costs of $4,850,668 in connection with the February 2026 Private Placement, which are recorded as a reduction of gross proceeds and recognized as a reduction to additional paid-in capital within stockholders’ equity.

Warrants

As part of the February 2026 Private Placement, the Company also issued warrants to purchase an aggregate 129,418 shares of its common stock, subject to customary anti-dilution adjustments for stock splits, stock dividends, and similar events, at an exercise price of $15.00 per share (the “February 2026 Warrants”). The February 2026 Warrants expire on the earlier of (i) five years after the Merger Closing Date and (ii) three years after the Company’s shares of common stock are listed on a national securities exchange (as defined in the February 2026 Warrants agreement). The February 2026 Warrants are indexed to the Company’s own stock and do not permit net cash settlement under circumstances outside of the Company’s control, and thus were accounted for as equity-classified instruments in accordance with ASC 718 Compensation - Stock Compensation and ASC 815-40 Contracts in Entity’s own Equity. The February 2026 Warrants were measured at their grant-date fair value $9.576 per warrant share, using a Black-Scholes valuation model. The total fair value of $1,239,307 was recorded as an equity issuance cost and reflected as a reduction to additional paid-in capital, with a corresponding increase to additional paid-in capital for the warrant equity, resulting in no net impact to total stockholders’ equity.

Equity Incentive Plans

On August 29, 2025, the board of directors of Legacy Deep Fission approved the 2025 Equity Incentive Plan (the “Pre-Merger Equity Plan”), which permitted the grant of incentive stock options (“ISOs”), nonstatutory stock options (“NSOs”), stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), RSUs, and other stock awards to employees, directors and consultants of Legacy Deep Fission. Subject to certain capitalization adjustments described in the Pre-Merger Equity Plan, the maximum aggregate number of shares of common stock that was issuable pursuant to the Pre-Merger Equity Plan was 84,351 shares. As of the effective date of the Merger, all outstanding options to purchase shares of Legacy Deep Fission common stock were converted into options to purchase shares of the Company’s common stock. Following the effective date of the Merger, no additional equity awards were permitted to be granted under the Pre-Merger Equity Plan; however, the Pre-Merger Equity Plan will continue to govern the terms and conditions of all outstanding equity awards previously granted under the Pre-Merger Equity Plan.

Awards granted prior to the Pre-Merger Equity Plan were approved by the board of directors and consisted of RSAs, with service-based vesting terms ranging from immediate vesting to four years.

On September 5, 2025, in connection with the Merger, the board of directors (the “Board”) and the stockholders of the Company approved the 2025 Equity Incentive Plan (the “2025 Plan”), which permits the grant of ISOs, NSOs, SARs, RSAs, RSUs, performance awards, and other awards to the Company’s employees, directors and consultants, including employees and consultants of the Company’s affiliates. The Company initially reserved 9,500,884 shares of common stock (the “Share Reserve”) for the issuance of awards under the 2025 Plan. The Share Reserve will automatically increase on January 1 of each year for a period of up to nine years commencing on January 1, 2027 and ending on (and including) January 1, 2035, in an amount equal to five percent (5%) of the total number of shares of common stock outstanding on December 31 of the preceding year; provided, however, that the board of directors may act prior to January 1 of a given year to limit the increase for such year to a lesser number of shares of common stock.

In the event of any merger, reorganization, recapitalization, reincorporation, or other such transaction as defined in the 2025 Plan (a “Capitalization Adjustment”), the board of directors is allowed to proportionately adjust the classes and maximum number of shares of common stock subject to the 2025 Plan and the maximum number of shares by which the Share Reserve may annually increase; the classes and maximum number of shares that may be issued pursuant to the exercise of ISOs; and the classes and number of securities and exercise price, strike price or purchase price of common stock subject to outstanding equity awards. No fractional shares or rights for fractional shares of common stock shall be issued under the 2025 Plan.

RSAs, RSUs, and Stock Options

During the three months ended March 31, 2026 and 2025, the Company’s Board approved the issuances of RSAs, RSUs, and Stock Options to employees, officers, directors, and consultants. Stock-based compensation expense is measured based on the fair value of awards in accordance with ASC 718. Equity-classified awards are measured at grant-date fair value and are not subsequently remeasured. Liability-classified awards are remeasured at fair value at each reporting date until settlement, with changes in fair value recognized in stock-based compensation expense. The cost of stock-based compensation is recognized over the requisite service period, which is generally the vesting period of the respective award. Grants ranged from immediate vesting to over four years. The determination of fair value requires significant judgment and the use of estimates as the Company does not have an observable stock price. Prior to the Company having an observable transaction for the sale of common stock, the Company estimated the fair value of common stock using invested capital multiple and discounted present value to arrive at equity available for common shareholders. Upon the Private Placement described above, the Company estimated the fair value of common stock using the price per share of the Private Placement, with a de-minimis discount for lack of marketability as the Company’s common stock does not trade in an active market. For restricted common stock awards, shares are issued concurrently with the issuance of restricted common stock.

A summary of the restricted common stock award activity during the three months ended March 31, 2026, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2025	2,705,423	$0.76
Granted	—	—
Vested	(591,229)	0.57
Forfeited or cancelled	—	—
Unvested as of March 31, 2026	2,114,194	$0.87

A summary of the RSU activity during the three months ended March 31, 2026, is as follows:

	RSUs
		Weighted
	Number of	Average
	RSUs	Fair Value
Unvested as of December 31, 2025	669,451	$7.20
Granted	633,836	15.00
Vested	(185,000)	15.00
Forfeited or cancelled	—	—
Unvested as of March 31, 2026	1,118,287	$11.17

A summary of the stock option activity during the three months ended March 31, 2026, is as follows:

	Stock Options
		Weighted
	Number of	Average
	Options	Fair Value
Outstanding as of December 31, 2025	2,325,059	$3.03
Granted	5,898,664	10.56
Vested	—	—
Forfeited or cancelled	(6,000)	11.26
Unvested as of March 31, 2026	8,217,723	$8.43

The stock options were valued at the grant date using the Black-Scholes pricing model using the range of inputs as indicated below:

Risk-free interest rate	3.71-4.11%
Expected term (in years)	4.5-6.25
Expected volatility	85-86%
Expected dividend yield	0%

The risk-free interest rate is the rate available as of the option date on zero-coupon U.S. government issues with a remaining term equal to the expected term of the option using the simplified approach. The Company currently estimates volatility by using the weighted average implied and historical volatility of the share price of peer companies. The Company has not paid dividends in the past and does not plan to pay any dividends in the foreseeable future.

The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s costs are classified in the statement of operations. Total stock-based compensation expense for the three months ended March 31, 2026 and 2025, was $10,384,851 and $31,999, respectively. During the three months ended March 31, 2026, the Company modified the liability-classified RSU award to remove the ability to settle the award in cash. As a result, the award no longer met the criteria for liability classification and was reclassified to equity. The modification was accounted for in accordance with ASC 718 and resulted in the remeasurement of the award at the fair value of $15 per share on the modification date. The RSU liability balance as of the modification date of $2,202,781 was reclassified to additional paid-in capital. The remeasurement resulted in a total incremental compensation cost of $2,691,000, which is recognized over the vesting period of the award.

As of March 31, 2026, the Company has unrecognized stock-based compensation expense of $75,944,405, which will be recognized over a weighted average period of 3.68 years.

Preferred Stock

As of March 31, 2026, the Company had 10,000,000 shares of preferred stock authorized at a par value of $0.0001. No preferred stock was issued and outstanding.

Note 8: Stockholders’ Equity (Deficit)

Common Stock

As of December 31, 2025, the Company had 300,000,000 shares of common stock authorized. Each share of its common stock has a par value of $0.0001 as of December 31, 2025.

The September 5, 2025 Private Placement

Concurrently with the consummation of the Merger, the Company also issued and sold 10,000,000 shares of our common stock in the 2025 Private Placement to certain accredited and institutional investors at a purchase price of $3.00 per share. The Company incurred offering costs of $2,909,740 in connection with the 2025 Private Placement, which were recorded as a reduction of the gross proceeds and recognized as a reduction to additional paid-in capital within stockholders’ equity.

Warrants

On September 5, 2025, the Company issued warrants to purchase an aggregate of 586,666 shares of its common stock, subject to customary anti-dilution adjustments for stock splits, stock dividends, and similar events, at an exercise price of $3.00 per share to placement agents in connection with the closing of the 2025 Private Placement (the “2025 Placement Agent Warrants”). The 2025 Placement Agent Warrants expire on the earlier of (i) five years after the Merger Closing Date and (ii) three years after the Company’s shares of common stock are listed on a national securities exchange. The Warrants are indexed to the Company’s own stock and do not permit net cash settlement under circumstances outside the Company’s control, and thus were accounted for as equity-classified instruments in accordance with ASC 718 Compensation - Stock Compensation and ASC 815-40 Contracts in Entity’s Own Equity. The 2025 Placement Agent Warrants were measured at their grant-date fair value $1.617 per warrant share, using a Black-Scholes valuation model. The total fair value of $948,639 was recorded as an equity issuance cost and reflected as a reduction to additional paid-in capital, with a corresponding increase to additional paid-in capital for the warrant equity, resulting in no net impact to total stockholders’ equity.

Equity Incentive Plans

On August 29, 2025, the board of directors of Legacy Deep Fission approved the 2025 Equity Incentive Plan (the “Pre-Merger Equity Plan”), which permitted the grant of incentive stock options (“ISOs”), nonstatutory stock options (“NSOs”), stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted stock unit awards (“RSUs”), and other stock awards to employees, directors and consultants of Legacy Deep Fission. Subject to certain capitalization adjustments described in the Pre-Merger Equity Plan, the maximum aggregate number of shares of common stock that was issuable pursuant to the Pre-Merger Equity Plan was 84,351 shares. As of the effective date of the Merger, all outstanding options to purchase shares of Legacy Deep Fission common stock were converted into options to purchase shares of the Company’s common stock. Following the effective date of the Merger, no additional equity awards were permitted to be granted under the Pre-Merger Equity Plan; however, the Pre-Merger Equity Plan will continue to govern the terms and conditions of all outstanding equity awards previously granted under the Pre-Merger Equity Plan.

Awards granted prior to the Pre-Merger Equity Incentive Plan were approved by the board of directors and consisted of RSAs, with service-based vesting terms ranging from immediate vesting to four years.

On September 5, 2025, in connection with the Merger, the board of directors and the stockholders of the Company approved the 2025 Equity Incentive Plan (the “2025 Plan”), which permits the grant of ISOs, NSOs, SARs, RSAs, RSUs, performance awards, and other awards to the Company’s employees, directors and consultants, including employees and consultants of the Company’s affiliates. The Company initially reserved 9,500,884 shares of common stock (the “Share Reserve”) for the issuance of awards under the 2025 Plan. The Share Reserve will automatically increase on January 1 of each year for a period of up to nine years commencing on January 1, 2027 and ending on (and including) January 1, 2035, in an amount equal to five percent (5%) of the total number of shares of common stock outstanding on December 31 of the preceding year; provided, however, that the board of directors may act prior to January 1 of a given year to limit the increase for such year to a lesser number of shares of common stock.

In the event of any merger, reorganization, recapitalization, reincorporation, or other such transaction as defined in the 2025 Plan (a “Capitalization Adjustment”), the board of directors is allowed to proportionately adjust the classes and maximum number of shares of common stock subject to the 2025 Plan and the maximum number of shares by which the Share Reserve may annually increase; the classes and maximum number of shares that may be issued pursuant to the exercise of ISOs; and the classes and number of securities and exercise price, strike price or purchase price of common stock subject to outstanding equity awards. No fractional shares or rights for fractional shares of common stock shall be issued under the 2025 Plan.

RSAs, RSUs, and Stock Options

During the years ended December 31, 2025 and 2024, the Company’s board of directors approved the issuances of RSAs, RSUs, and Stock Options to employees, officers, directors, and consultants. Stock-based compensation expense is measured based on the fair value of awards in accordance with ASC 718, Compensation - Stock Compensation. Equity-classified awards are measured at grant-date fair value and are not subsequently remeasured. Liability-classified awards are remeasured at fair value at each reporting date until settlement, with changes in fair value recognized in stock-based compensation expense. The cost of stock-based compensation is recognized over the requisite service period, which is generally the vesting period of the respective award. Grants ranged from immediate vesting to over four years. The determination of fair value requires significant judgment and the use of estimates as the Company does not have an observable stock price. Prior to the Company having an observable transaction for the sale of common stock, the Company estimated the fair value of common stock using invested capital multiple and discounted present value to arrive at equity available for common shareholders. Upon the 2025 Private Placement described above, the Company estimated the fair value of common stock using the price per share of the 2025 Private Placement, with a de-minimis discount for lack of marketability as the Company’s common stock does not trade in an active market. For restricted common stock awards, shares are issued concurrently with the issuance of restricted common stock.

A summary of the restricted common stock award activity during the year ended December 31, 2025, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2024	2,810,659	$0.10
Granted	2,848,936	2.29
Vested	(2,802,246)	1.59
Forfeited/ cancelled	(151,926)	0.14
Unvested as of December 31, 2025	2,705,423	$0.76

A summary of the RSU activity during the year ended December 31, 2025, is as follows:

	Restricted Stock Units
		Weighted
	Number of	Average
	RSUs	Fair Value
Unvested as of December 31, 2024	—	$—
Granted	894,451	7.20
Vested	(225,000)	7.20
Forfeited	—	—
Unvested as of December 31, 2025	669,451	$7.20

No RSUs were granted during the year ended December 31, 2024.

A summary of the stock option activity during the year ended December 31, 2025, is as follows:

	Stock Options
		Weighted
	Number of	Average
	Options	Fair Value
Unvested as of December 31, 2024	—	$—
Granted	2,325,059	3.03
Vested	(615,540)	2.02
Forfeited	—	—
Unvested as of December 31, 2025	1,709,519	$3.29

No stock options were granted during the year ended December 31, 2024. The stock options were valued at the grant date using the Black-Scholes pricing model using the range of inputs as indicated below:

Risk-free interest rate	3.87 – 3.94%
Expected term (in years)	6.25
Expected volatility	48.7 – 85.9%
Expected dividend yield	0%

The risk-free interest rate is the rate available as of the option date on zero-coupon U.S. government issues with a remaining term equal to the expected term of the option using the simplified approach. The Company currently estimates volatility by using the weighted average implied and historical volatility of the share price of peer companies. The Company has not paid dividends in the past and does not plan to pay any dividends in the foreseeable future.

The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s costs are classified in the statement of operations. Total stock-based compensation expense for the years ended December 31, 2025 and 2024, was $8,424,803 and $1,171,287, respectively. Of the stock-based compensation expense recognized in the year ended December 31, 2025, $1,655,507 is related to a liability-classified award for a fixed number of shares that can also be settled in cash at the participant’s election upon vesting. The fair value of this award is based on the fair value of the underlying common stock and is remeasured at each reporting date until settlement. As of December 31, 2025, the Company recorded a liability of $1,655,507 related to this award, which is included in RSU liability award on the balance sheet.

As of December 31, 2025, the Company has unrecognized stock-based compensation expense of $14,742,022, which will be recognized over a weighted average period of 2.43 years.

Preferred Stock

As of December 31, 2025, the Company had 10,000,000 shares of preferred stock authorized at a par value of $0.0001. No preferred stock was issued and outstanding.